Related party transactions - Related Party Receivable Balances (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Amounts due from related parties, net	$ 61	$ 26
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties, net	31	9
Related Party | Trading And Other Balances
Related Party Transaction [Line Items]
Amounts due from related parties, net	$ 31	$ 9